[GRAPHIC OMITTED]
                                                                  HILLIARD LYONS
                                  SENBANC FUND
SENBANC
                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1999

                        J.J.B. HILLIARD, W.L. LYONS, INC.
                              HILLIARD LYONS CENTER
                           LOUISVILLE, KENTUCKY 40202
                                  (502)588-8400
                                  (800)444-1854

Six months ended December 31, 1999
To: Shareholders of Senbanc Fund

Bank stock prices declined dramatically in the second half of 1999, coincident with the inception of Senbanc Fund. The coincidence was not intentional, but your fund did benefit from our investment process outlined in the prospectus. Based upon the initial flow of funds, your portfolio manager decided that an investment of three million dollars monthly would ensure a disciplined investment approach over time. Each month, this dollar amount was invested equally among the ten most undervalued bank stocks, as calculated by the advisor's proprietary software. This investment process builds a portfolio more heavily weighted to those bank stocks spending more time as one of the ten most undervalued stocks in our universe of bank stocks.

At the end of November, almost fourteen million dollars had been invested among 21 bank stocks. There was no investment in December, to do so would have reduced the cash component of your fund below 10%, a weighting that the portfolio manager desired.

As bank stock prices on average declined, there was a distinct benefit to your fund being weighted heavily toward cash in the earlier months. In addition, disciplined investments in equal dollar amounts over an extended period lowered the average cost per share below the initial cost of each stock for which there were multiple purchases in your fund. At the end of December 1999, the stock portion of your fund had declined in value by 10.5%. Because of the cash component, the net asset value of your fund was down 7.93%* from July 8th, 1999 when Senbanc Fund began operations. Over the same period, the Standard & Poors Index of bank stocks (.BIX)** declined 20.6%.

Interest rate changes, year-end tax loss selling, and Y2K fears all contributed to the decline in bank stock prices. Bank stocks are value investments and out of favor in an environment of momentum investing, but well run banks continue to generate revenues and earnings at high levels of profitability.

We believe that the advisor's strategy of disciplined accumulation of what are the most undervalued bank stocks, has enabled us to begin to build a strong portfolio for your fund. Elsewhere in this report you will see a list of banks owned as of December 31, 1999.

We look forward to the year 2000 providing a better environment for the financial sector overall, and undervalued banks in particular, reaping rewards from positions already established.

                                       Yours very truly,

                                       /S/JAMES M. ROGERS

                                       President, Hilliard Lyons Research Trust

* Past performance is not predictive of future results. Investment return and principal value may flucuate so that shares, when redeemed, may be worth more or less than their original value.

**   S&P bank index is an unmanaged index of 31 of the largest U.S. Banks.

THE INFORMATION CONTAINED IN THIS PIECE HAS BEEN TAKEN FROM SOURCES BELIEVED TO BE RELIABLE, BUT THE ACCURACY OF THE INFORMATION IS NOT GUARANTEED. THE OPINIONS AND FORECASTS EXPRESSED ARE THOSE OF HILLIARD LYONS RESEARCH ADVISORS AS OF FEBRUARY 15, 2000, AND MAY NOT ACTUALLY COME TO PASS. THIS INFORMATION IS SUBJECT TO CHANGE. NO PART OF THIS MATERIAL IS INTENDED AS AN INVESTMENT RECOMMENDATION. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF HILLIARD LYONS RESEARCH ADVISERS ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

                                       1

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                                  SENBANC FUND
                            SCHEDULE OF INVESTMENTS
                                  (UNAUDITED)
                                DECEMBER 31,1999

COMMON STOCKS -- 75.3%
--------------------------------------------------------------------------------
                                                                        MARKET
   SHARES   DESCRIPTION                                     COST         VALUE
   ------   -----------                                     ----        -------

            FINANCIAL INSTITUTIONS -- 75.3%
            --------------------------------------------------------------------
     2,700  American Bancorp Ohio* ..................   $   46,062   $   44,212
    20,200  Andover Bancorp, Inc. ...................      669,388      565,600
    24,000  Bank One Corp. ..........................      897,434      769,500
    23,800  Cathay Bancorp, Inc. ....................      916,925      975,800
     3,700  First Bancorp NC ........................       71,225       61,050
    13,500  First Commerce Bancshares, Inc. .........      297,000      265,781
     3,700  First Financial Bankshares, Inc. ........      120,369      113,775
     9,200  First of Long Island* ...................      305,387      270,250
     8,400  First Union Corp. .......................      301,329      275,625
    46,700  Fulton Financial Corp. ..................      942,058      840,600
    46,600  GBC Bankcorp ............................      998,088      899,962
    54,400  Granite State Bankshares, Inc.* .........    1,278,487    1,081,200
     5,300  Indiana United Bankcorp .................      104,000       99,375
    37,600  Merchant Bancshares, Inc. ...............      902,556      803,700
    25,956  Mid-America Bancorp .....................      628,550      739,746
    31,200  National Bankcorp of Alaska, Inc. .......      851,087      875,550
   207,200  Republic First Banccorp, Inc. ...........    1,639,013    1,074,850
    19,200  State Bancorp, Inc. .....................      317,277      274,800
    86,310  Sterling Bancorp Co. ....................    1,556,573    1,380,960
     8,700  Summit Bancorp ..........................      301,760      266,438
    17,800  UnionBanCal Corp. .......................      654,666      701,988
                                                       -----------  -----------
              TOTAL COMMON STOCKS (COST-- $13,799,234)  13,799,234   12,380,762

SHORT-TERM INVESTMENTS -- 0.0%
--------------------------------------------------------------------------------
       477  Wilmington Prime Money Market Portfolio .          477          477
                                                       -----------  -----------
PAR
----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
--------------------------------------------------------------------------------
$4,015,000  Federal Home Loan Bank Discount Note,
            1.40%, 01/03/2000 .......................    4,014,688    4,014,688
                                                       -----------  -----------
               TOTAL INVESTMENTS -- (99.7%) .........  $17,814,399  $16,395,927
                                                       ===========  ===========

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

                       See notes to financial statements.

                                       2

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                                  SENBANC FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (UNAUDITED)
                               DECEMBER 31, 1999

ASSETS:
Investment in securities, at market value
   (cost $17,814,399) ...........................................   $16,395,927
Receivable from Investment Adviser ..............................         7,449
Receivable for:
   Dividends and interest .......................................        54,144
   Capital shares sold ..........................................        59,269
Other assets ....................................................        15,621
                                                                    -----------
        Total Assets ............................................    16,532,410
                                                                    -----------
LIABILITIES:
   Payables for:
   Capital shares redeemed ......................................        22,563
   Accrued expenses .............................................        67,932
                                                                    -----------
        Total Liabilities .......................................        90,495
                                                                    -----------
NET ASSETS ......................................................   $16,441,915
                                                                    ===========
NET ASSETS CONSISTED OF:
Paid-in capital .................................................   $17,861,316
Distributions in excess of net investment income ................          (929)
Net unrealized depreciation on investments ......................    (1,418,472)
                                                                    -----------
NET ASSETS FOR 1,801,739 SHARES OUTSTANDING .....................   $16,441,915
                                                                    ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($16,441,915/1,801,739 outstanding shares of
   beneficial interest, $0.01 par value) ........................   $      9.13
                                                                    ===========
Maximum offering price per share (100/97.75 of $9.13) ...........   $      9.34
                                                                    ===========

                       See notes to financial statements.
                                       3

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                                  SENBANC FUND
                            STATEMENT OF OPERATIONS
                                  (UNAUDITED)
                     FOR THE PERIOD ENDED DECEMBER 31, 1999*

INCOME:
     Dividends ...................................................  $   123,452
     Interest ....................................................      137,374
                                                                    -----------
          Total Income ...........................................      260,826
                                                                    -----------

EXPENSES:
     Advisory fee ................................................       42,284
     12B-1 fee ...................................................       42,284
     Accounting/Administrative fee ...............................       48,117
     Transfer agent fee ..........................................       24,408
     Custodian fee ...............................................       12,490
     Professional fees ...........................................       22,794
     Shareholder reports .........................................        9,698
     Registration fee ............................................       15,478
     Trustee's fees ..............................................       15,518
     Miscellaneous ...............................................       12,780
                                                                    -----------
          Total expenses .........................................      245,851
               Expenses reimbursed and fees waived ...............     (122,521)
                                                                    -----------
          Net expenses ...........................................      123,330
                                                                    -----------
NET INVESTMENT INCOME ............................................      137,496
                                                                    -----------

UNREALIZED LOSS ON INVESTMENTS:

     Net unrealized depreciation of investments ..................   (1,418,472)
                                                                    -----------
     Net decrease in net assets resulting from operations ........  $(1,280,976)
                                                                    ===========

*For the period July 8, 1999 (Commencement of Operations) to December 31,1999.

                       See notes to financial statements.

                                       4

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                                  SENBANC FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)
                    FOR THE PERIOD ENDED DECEMBER 31, 1999*

FROM OPERATIONS:
     Net investment income .......................................  $   137,496
     Net unrealized depreciation on investments ..................   (1,418,472)
                                                                    -----------
          Net decrease in net assets resulting from operations ...   (1,280,976)
                                                                    -----------
DISTRIBUTION TO SHAREHOLDERS FROM:
     Net investment income .......................................     (138,425)
                                                                    -----------
          Total Distributions ....................................     (138,425)
                                                                    -----------
FROM SHARE TRANSACTIONS:
     Receipt from shares sold ....................................   18,024,154
     Shares reinvested ...........................................      127,079
     Shares redeemed .............................................     (289,917)
                                                                    -----------
          Net increase in net assets from Fund share transactions    17,861,316
                                                                    -----------
TOTAL INCREASE IN NET ASSETS .....................................   16,441,915
                                                                    -----------
NET ASSETS:
     Beginning of period .........................................           --
     End of period ...............................................  $16,441,915
                                                                    ===========

*From July 8, 1999 (Commencement of Operations) to December 31, 1999.

                       See Notes to Financial Statements.

                                       5

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                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

The following table includes selected data for a share of capital stock outstanding throughout the period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

                                                                FOR THE PERIOD
                                                                 JULY 8, 1999*
                                                                    THROUGH
                                                               DECEMBER 31, 1999
                                                                  (UNAUDITED)
                                                               -----------------
Net asset value:
   Beginning of period ......................................      $ 10.00
                                                                   -------
Net investment income .......................................         0.07
Net unrealized loss on investments ..........................        (0.86)
                                                                   -------
Total from investment operations ............................        (0.79)
                                                                   -------
Less dividends from:
Net investment income .......................................        (0.08)
                                                                   -------
Total distributions .........................................        (0.08)
                                                                   -------
Net asset value:
   End of period ............................................       $ 9.13
                                                                    ======

Total  Investment  Return  (Excludes  sales  charge) ........        (7.93%)

SIGNIFICANT RATIOS AND SUPPLEMENTAL DATA

Ratio of operating expenses to average net  assets(1) .......         1.75%**
Ratio of net  investment  income to average net assets ......         1.95%**
Portfolio  turnover  rate ...................................         0.00%
Net assets,  end of period (000s omitted) ...................      $16,442

*    Commencement of Operations
**   Annualized
(1)  Net  of  voluntary   waivers  and   reimbursements.   Without  waivers  and
     reimbursements, the ratio of expenses to average net assets would have been 3.48% for the period ended December 31, 1999.

                                       6

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                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)
1. DISCRIPTION OF THE FUND

Senbanc Fund (the "Fund") is a series of Hilliard Lyons Research Trust (the "Trust"), a non-diversified, open-ended management investment company organized as a Delaware business trust. The Trust may issue an unlimited number of shares in one or more series or classes as the Board of Trustees may authorize. Currently, the Fund is the only series authorized and outstanding. The Fund commenced operations on July 8, 1999.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION: The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, the security will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith pursuant to procedures adopted by the Board of Trustees.

FEDERAL INCOME TAXES: The Fund intends to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision has been provided.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions of net investment income and net realized gains will be made annually. Additional distributions may be made to the extent necessary. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER: Investment security transactions are accounted for on a trade date basis. The Fund uses the specific cost identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

                                       7

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3. PORTFOLIO TRANSACTIONS

During the period ended December 31, 1999, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                     Purchases .....................  $13,799,234
                     Sales .........................            0

The cost of investments for Federal income tax purposes and financial reporting is the same. At December 31, 1999, the gross unrealized appreciation and depreciation of investments was $241,855 and $1,660,327 respectively, resulting in net unrealized depreciation of $1,418,472.

4. INVESTMENT ADVISORY FEE AND OTHER SERVICES

Hilliard Lyons Research Advisors (the "Advisor"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Advisor is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. The Advisor intends to waive its advisory fee until the fund reaches $20 million in net assets. In addition, the Advisor has agreed to waive its advisory fee and reimburse fund expenses in order to limit the total annual operating expenses of the Fund to 1.75% of average daily net assets. During the period ended December 31, 1999, the Advisor waived its fee in the amount of $42,284 and reimbursed the Fund in the amount of $18,969.

PFPC Inc. ("PFPC") serves as administrator, accounting services agent and transfer agent to the Trust pursuant to separate agreements with the Trust. During the period ended December 31, 1999, PFPC waived fees in the amount of $61,268.

Provident Distributors, Inc. ("PDI") manages the Funds' distribution efforts. The Board of Trustees has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, to allow each Fund to reimburse PDI for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.60% of the Fund's average daily net assets annually to reimburse PDI for such expenses.

Certain Trustees and officers of the Trust are also officers or directors of the Advisor. Trustees and officers of the Trust who are interested persons of the Trust receive no compensation from the Trust.

5. SHARE TRANSACTIONS

At December 31, 1999, there was an unlimited number of shares of beneficial interest, $0.01 par value, authorized. The following table summarizes the activity in shares of the Fund.

           Shares sold .......................    1,818,370
           Shares reinvested .................       13,904
           Shares redeemed ...................      (30,535)
                                                  ---------
           Change in Shares ..................    1,801,739
                                                  =========

                                       8

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                    TRUSTEES

   William W. Crawford, Jr.    W. Patrick Mulloy
   Robert L. Decker            James W. Stuckert

                    OFFICERS

   James W. Stuckert -- CHAIRMAN
   James M. Rogers -- PRESIDENT
   Alan F. Morel -- VICE PRESIDENT
   Joseph C. Curry, Jr. -- TREASURER
   Jeannie Oster -- SECRETARY
   Ann F. Cody -- ASST. SECRETARY
   Pat A. Colletti -- ASST. SECRETARY

                   DISTRIBUTOR

   Provident Distributors, Inc.
   Four Falls Corporate Center, 6th Floor
   West Conshohocken, Pennsylvania
   19428-2961
   (610) 260-6533

                 TRANSFER AGENT

   PFPC Inc
   400 Bellevue Parkway
   Wilmington, DE 19809

                    CUSTODIAN

   PFPC Trust Company
   200 Stevens Lane
   Lester, PA 19113

                    AUDITORS

   Ernst & Young LLP

                  LEGAL COUNSEL

   Vedder, Price, Kaufman & Kammholz

This report is intended for the  information  of
shareholders  of the  Senbanc  Fund,  but it may
also be used as sales  literature  when preceded
or accompanied by the current prospectus,  which
gives   details   about    charges,    expenses,
investment objectives and operating policies of the Fund.

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 1999